Income Taxes - Deferred Tax Liabilities and Assets (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	CAD 2,724,000,000	CAD 3,111,000,000
Deferred tax liability (asset)	(2,724,000,000)	(3,111,000,000)	CAD (3,112,000,000)
Deferred income taxes	359,000,000	(29,000,000)
Income tax relating to components of other comprehensive income	48,000,000	30,000,000
Increase (decrease) other differences deferred tax liability (asset)	(20,000,000)	0
Exploration and evaluation assets and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,727,000,000)	(3,998,000,000)	(4,233,000,000)
Deferred income taxes	187,000,000	187,000,000
Income tax relating to components of other comprehensive income	104,000,000	48,000,000
Increase (decrease) other differences deferred tax liability (asset)	(20,000,000)	0
Foreign exchange gains taxable on realization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(177,000,000)	(224,000,000)	(42,000,000)
Deferred income taxes	85,000,000	(166,000,000)
Income tax relating to components of other comprehensive income	(38,000,000)	(16,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Debt issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,000,000)	(2,000,000)	(1,000,000)
Deferred income taxes	(1,000,000)	(1,000,000)
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(90,000,000)	(21,000,000)	141,000,000
Deferred income taxes	(69,000,000)	(162,000,000)
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Pension plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	40,000,000	32,000,000	43,000,000
Deferred income taxes	4,000,000	(17,000,000)
Income tax relating to components of other comprehensive income	4,000,000	6,000,000
Increase (decrease) other differences deferred tax liability (asset)	0	0
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	679,000,000	693,000,000	892,000,000
Deferred income taxes	(8,000,000)	(196,000,000)
Income tax relating to components of other comprehensive income	(6,000,000)	(3,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	523,000,000	389,000,000	75,000,000
Deferred income taxes	150,000,000	319,000,000
Income tax relating to components of other comprehensive income	(16,000,000)	(5,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,000,000	20,000,000	CAD 13,000,000
Deferred income taxes	11,000,000	7,000,000
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Foreign subsidiaries, branches and interest in join ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	0
Unused tax losses, expire between 2030 and 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	CAD 2,031,000,000	CAD 1,257,000,000